Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

9- Goodwill

The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2010	10,395	36,828	47,223
Foreign currency translation effect	798	2,794	3,592

Balance December 31, 2010	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316

Balance December 31, 2011	11,193	40,938	52,131

The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2010	2011
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	7,633

Back-end segment:
ASM Pacific Technology Ltd	39,622	40,938

Total	50,815	52,131

We perform an annual impairment test at December 31 of each year or if events or changes in circumstances indicate that the carrying amount of goodwill exceeds its fair value. Our Front-end impairment test and the determination of the fair value is based on a discounted future cash flow approach that uses our estimates of future revenues, driven by assumed market growth and estimated costs as well as appropriate discount rates. Our Back-end impairment test is based on the market value of the listed shares of ASMPT.

The material assumptions used for the fair value calculation of the reporting unit are:

•

A discount rate of 20.5% (unchanged from 2010) representing the pre-tax weighted average cost of capital. This relative high rate is a consequence of the current situation whereby certain production lines are in the early phase of the product lifecycle, hence reflecting a higher risk.

•	For Front- end external market segment data, historical data and strategic plans to estimate cash flow growth per product line have been used.

•

Cash flow calculations are limited to five years of cash flow; after these five years perpetuity growth rates are set based on market maturity of the products. For maturing product the perpetuity growth rates used are 1% or less and for enabling technology products the rate used is 3% or less.

•	For Back-end the market value of the listed shares of ASMPT on the Hong Kong Stock exchange has been used in our analysis.

These estimates are consistent with the plans and estimated costs we use to manage the underlying business. Based on this analysis management believes that as per December 31, 2011 the fair value of the reporting units exceeded the carrying value.